Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 18.- Trade payables and other current liabilities

Trade payables and other current liabilities as of December 31, 2023 and 2022 are as follows:

	Balance as of December 31,
Item	2023	2022
Trade accounts payables	77,266	84,465
Accruals on Spanish market prices differences (Note 17)	12,475	11,936
Down payments from clients and other deferred income	16,905	11,169
Other accounts payables	35,067	32,660
Total	141,713	140,230

Trade accounts payables mainly relate to the operation and maintenance of the plants owned by the Company.

Nominal values of trade payables and other current liabilities are considered to approximately equal fair values and the effect of discounting them is not significant.